Derivative Financial Instruments - Summary of Net Fair Value of Derivative Financial Instruments (Details) bbl in Thousands, MMBTU in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / Mcfe bbl $ / bbl MMBTU	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	$ 62,198	$ 112,060
Fair value, liabilities	(772,545)	(669,520)
Fair value, assets (liabilities), net	$ (710,347)
Derivative rate, conversion factor	1.04
Natural Gas Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	1,446,006
Fair value, assets (liabilities), net	$ (661,535)
Oil Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,031
Fair value, assets (liabilities), net	$ (12,902)
Interest | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	235	$ 315
Interest | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal Hedged	$ 5,520
Fixed-Rate	4.15%
2025 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	213,686
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.30
Fair value, liabilities	$ (67,387)
2025 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,650
Fair value, assets	$ 171
2025 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.83
2025 | Natural Gas Contracts | Two-Way Collar Contract, Purchased Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2025 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,300
Fair value, liabilities	$ (1,635)
2025 | Natural Gas Contracts | Three-Way Collar Contract, Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.18
2025 | Natural Gas Contracts | Three-Way Collar Contract, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.21
2025 | Natural Gas Contracts | Three-Way Collar Contract, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2025 | Natural Gas Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	9,464
Fair value, liabilities	$ (10,689)
2025 | Natural Gas Contracts | Stand-Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
2025 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	232,542
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.62)
Fair value, liabilities	$ (23,810)
2025 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,692
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	33.98
Fair value, liabilities	$ (13,667)
2025 | NGLs Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	913
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	30.07
Fair value, liabilities	$ (5,013)
2025 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,409
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	62.44
Fair value, liabilities	$ (7,379)
2025 | Oil Contracts | Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	110
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	70.50
Fair value, liabilities	$ (509)
2026 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	171,222
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.25
Fair value, liabilities	$ (124,800)
2026 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,650
Fair value, liabilities	$ (443)
2026 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.18
2026 | Natural Gas Contracts | Two-Way Collar Contract, Purchased Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.11
2026 | Natural Gas Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	19,777
Fair value, liabilities	$ (36,803)
2026 | Natural Gas Contracts | Stand-Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2026 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	107,801
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.53)
Fair value, liabilities	$ (7,508)
2026 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,195
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	32.38
Fair value, liabilities	$ (6,626)
2026 | NGLs Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	913
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	27.83
Fair value, liabilities	$ (6,757)
2026 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	779
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	62.44
Fair value, liabilities	$ (2,946)
2026 | Oil Contracts | Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	110
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	67.50
Fair value, liabilities	$ (832)
2027 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	147,104
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.25
Fair value, liabilities	$ (92,004)
2027 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	6,409
Fair value, assets	$ 929
2027 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.55
2027 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.94
2027 | Natural Gas Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
Fair value, liabilities	$ (28,776)
2027 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	23,301
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.46)
Fair value, liabilities	$ (1,810)
2027 | NGLs Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	11,229
Fair value, assets (liabilities), net	$ (36,145)
2027 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	2,249
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	32.29
Fair value, liabilities	$ (3,459)
2027 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	623
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	62.67
Fair value, liabilities	$ (1,236)
2028 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	109,226
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.86
Fair value, liabilities	$ (90,554)
2028 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,502
Fair value, assets	$ 6,578
2028 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.14
2028 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.68
2028 | Natural Gas Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,660
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.83
Fair value, liabilities	$ (4,166)
2028 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,557
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.36)
Fair value, liabilities	$ (662)
2028 | Natural Gas Contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.11
Fair value, assets	$ 2,890
2028 | Natural Gas Contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.11
Fair value, liabilities	$ (2,890)
2028 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	267
Weighted average price (in USD per Mcf or USD per Bbl) | $ / bbl	28.91
Fair value, liabilities	$ (623)
2029 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	73,265
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.70
Fair value, liabilities	$ (58,058)
2029 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	28,251
Fair value, assets	$ 7,948
2029 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.76
2029 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.07
2029 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,594
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.39)
Fair value, liabilities	$ (449)
2030 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	19,448
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.78
Fair value, liabilities	$ (13,352)
2030 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,099
Fair value, assets	$ 5,934
2030 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2030 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.26
2030 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	6,276
Fair value, liabilities	$ (1,306)
2030 | Natural Gas Contracts | Three-Way Collar Contract, Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.86
2030 | Natural Gas Contracts | Three-Way Collar Contract, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.14
2030 | Natural Gas Contracts | Three-Way Collar Contract, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.89
2031 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	38,595
Fair value, assets	$ 9,728
2031 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2031 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.24
2031 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,909
Fair value, liabilities	$ (974)
2031 | Natural Gas Contracts | Three-Way Collar Contract, Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.86
2031 | Natural Gas Contracts | Three-Way Collar Contract, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.14
2031 | Natural Gas Contracts | Three-Way Collar Contract, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.89
2032 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	9,190
Fair value, liabilities	$ (327)
2032 | Natural Gas Contracts | Two-Way Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.63
2032 | Natural Gas Contracts | Two-Way Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.24
2032 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	2,824
Fair value, liabilities	$ (428)
2032 | Natural Gas Contracts | Three-Way Collar Contract, Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.86
2032 | Natural Gas Contracts | Three-Way Collar Contract, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.14
2032 | Natural Gas Contracts | Three-Way Collar Contract, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.89
4/1/2026-3/31/2030 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	82,171
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.49
Fair value, liabilities	$ (89,575)
4/1/2030-3/31/2032 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	42,627
Weighted average price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.49
Fair value, liabilities	$ (37,307)